John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 11/30/2020

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.8%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,136	$65,223
Capital Appreciation, Class NAV, JHF II (Jennison)	1,739	40,823
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,406	30,798
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,086	42,383
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,842	35,412
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,690	66,454
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,458	62,322
Financial Industries, Class NAV, JHIT II (MIM US) (B)	739	13,622
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	573	34,586
International Dynamic Growth, Class NAV, JHIT (Axiom)	486	6,951
International Growth, Class NAV, JHF III (Wellington)	849	29,890
International Small Company, Class NAV, JHF II (DFA)	2,179	24,580
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,618	51,561
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,056	49,108
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	690	15,252
Small Cap Value, Class NAV, JHF II (Wellington)	800	14,808
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,671	336,284
Fixed income - 2.2%
Bond, Class NAV, JHSB (MIM US) (B)	411	6,963
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	672	6,289
High Yield, Class NAV, JHBT (MIM US) (B)	1,859	6,283
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	279	3,135
Alternative and specialty - 3.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	484	5,081
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	745	6,140
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,447	14,927
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,431	13,734

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $920,893)		$982,609
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity 500 Index Fund	32	3,970
Fidelity Emerging Markets Index Fund	1,370	16,542
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	147	$6,489
Fidelity Small Cap Index Fund	276	6,395

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,201)		$33,396
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	4,000	2,639
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	4,000	2,627
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	1,000	664
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	4,000	2,554
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	3,000	1,855

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,474)		$10,339
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	36,485	36,485

TOTAL SHORT-TERM INVESTMENTS (Cost $36,485)		$36,485
Total investments (Cost $999,053) - 103.6%		$1,062,829
Other assets and liabilities, net - (3.6%)		(37,107)
TOTAL NET ASSETS - 100.0%		$1,025,722
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	175,061	$10,051,987
Capital Appreciation, Class NAV, JHF II (Jennison)	271,522	6,375,340
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	370,828	4,746,598
Disciplined Value, Class NAV, JHF III (Boston Partners)	327,002	6,644,685
Disciplined Value International, Class NAV, JHIT (Boston Partners)	453,372	5,649,017
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	719,273	10,192,096
Equity Income, Class NAV, JHF II (T. Rowe Price)	549,906	9,909,299
Financial Industries, Class NAV, JHIT II (MIM US) (B)	115,283	2,124,673
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	88,131	5,317,821
International Dynamic Growth, Class NAV, JHIT (Axiom)	74,028	1,059,347
International Growth, Class NAV, JHF III (Wellington)	130,270	4,584,205
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Small Company, Class NAV, JHF II (DFA)	340,393	$3,839,632
Mid Cap Stock, Class NAV, JHF II (Wellington)	250,368	7,979,233
Mid Value, Class NAV, JHF II (T. Rowe Price)	481,152	7,732,105
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	106,263	2,347,350
Small Cap Value, Class NAV, JHF II (Wellington)	124,527	2,306,242
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,937,141	51,576,547
Fixed income - 1.9%
Bond, Class NAV, JHSB (MIM US) (B)	55,170	935,689
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	90,580	847,833
High Yield, Class NAV, JHBT (MIM US) (B)	250,291	845,983
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	37,600	422,621
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	74,401	781,214
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	68,423	563,808
Health Sciences, Class NAV, JHF II (T. Rowe Price)	373,453	2,278,062
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	374,604	2,116,513

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $128,222,879)		$151,227,900
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	4,858	611,825
Fidelity Emerging Markets Index Fund	210,177	2,536,831
Fidelity International Index Fund	22,853	1,011,457
Fidelity Small Cap Index Fund	44,209	1,024,759

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,534,948)		$5,184,872
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	4,248	1,805

TOTAL COMMON STOCKS (Cost $1,807)		$1,805
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	819,600	540,690
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	822,500	540,095
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	195,300	129,729
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	844,600	539,370
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	663,000	409,959

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,967,879)		$2,159,843
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	36,567	$36,567

TOTAL SHORT-TERM INVESTMENTS (Cost $36,567)		$36,567
Total investments (Cost $134,764,080) - 100.0%		$158,610,987
Other assets and liabilities, net - 0.0%		12,327
TOTAL NET ASSETS - 100.0%		$158,623,314
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	327,658	$18,814,126
Capital Appreciation, Class NAV, JHF II (Jennison)	508,369	11,936,508
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	694,072	8,884,123
Disciplined Value, Class NAV, JHF III (Boston Partners)	609,915	12,393,466
Disciplined Value International, Class NAV, JHIT (Boston Partners)	832,950	10,378,554
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,342,135	19,018,054
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,022,155	18,419,232
Financial Industries, Class NAV, JHIT II (MIM US) (B)	214,471	3,952,706
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	164,573	9,930,339
International Dynamic Growth, Class NAV, JHIT (Axiom)	139,815	2,000,752
International Growth, Class NAV, JHF III (Wellington)	244,423	8,601,241
International Small Company, Class NAV, JHF II (DFA)	632,654	7,136,333
Mid Cap Stock, Class NAV, JHF II (Wellington)	471,118	15,014,537
Mid Value, Class NAV, JHF II (T. Rowe Price)	885,565	14,231,030
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	199,214	4,400,646
Small Cap Value, Class NAV, JHF II (Wellington)	231,652	4,290,190
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,367,220	96,510,587
Fixed income - 1.8%
Bond, Class NAV, JHSB (MIM US) (B)	99,630	1,689,723
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	163,051	1,526,157
High Yield, Class NAV, JHBT (MIM US) (B)	451,084	1,524,665
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	67,686	$760,787
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	139,310	1,462,756
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	143,603	1,183,288
Health Sciences, Class NAV, JHF II (T. Rowe Price)	704,350	4,296,534
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	705,120	3,983,928

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $238,249,874)		$282,340,262
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	9,092	1,145,004
Fidelity Emerging Markets Index Fund	388,723	4,691,890
Fidelity International Index Fund	42,683	1,889,157
Fidelity Small Cap Index Fund	81,461	1,888,270

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,457,286)		$9,614,321
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	12,063	5,127

TOTAL COMMON STOCKS (Cost $5,131)		$5,127
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	1,531,100	1,010,067
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	1,537,500	1,009,600
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	364,800	242,321
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	1,578,700	1,008,174
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	1,239,000	766,122

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,636,252)		$4,036,284
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	199,544	199,544

TOTAL SHORT-TERM INVESTMENTS (Cost $199,544)		$199,544
Total investments (Cost $250,548,087) - 100.0%		$296,195,538
Other assets and liabilities, net - 0.0%		8,828
TOTAL NET ASSETS - 100.0%		$296,204,366
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	567,076	$32,561,478
Capital Appreciation, Class NAV, JHF II (Jennison)	878,340	20,623,415
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,200,734	15,369,401
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,060,023	21,539,660
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,437,352	17,909,412
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,321,537	32,896,177
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,759,286	31,702,342
Financial Industries, Class NAV, JHIT II (MIM US) (B)	370,106	6,821,055
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	287,885	17,370,969
International Dynamic Growth, Class NAV, JHIT (Axiom)	241,789	3,459,999
International Growth, Class NAV, JHF III (Wellington)	422,678	14,874,037
International Small Company, Class NAV, JHF II (DFA)	1,100,357	12,412,027
Mid Cap Stock, Class NAV, JHF II (Wellington)	817,705	26,060,266
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,545,333	24,833,501
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	347,807	7,683,065
Small Cap Value, Class NAV, JHF II (Wellington)	399,450	7,397,817
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,858,771	168,449,896
Fixed income - 1.8%
Bond, Class NAV, JHSB (MIM US) (B)	173,329	2,939,666
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	282,137	2,640,802
High Yield, Class NAV, JHBT (MIM US) (B)	780,539	2,638,221
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	117,121	1,316,437
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	241,020	2,530,710
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	258,348	2,128,792
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,218,067	7,430,208
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,225,860	6,926,108

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $402,246,580)		$490,515,461
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	15,731	1,980,946
Fidelity Emerging Markets Index Fund	677,121	8,172,851
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	73,712	$3,262,498
Fidelity Small Cap Index Fund	140,470	3,256,104

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,734,913)		$16,672,399
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	24,454	10,393

TOTAL COMMON STOCKS (Cost $10,402)		$10,393
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	2,663,400	1,757,045
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	2,674,400	1,756,146
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	634,600	421,537
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	2,747,000	1,754,262
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	2,155,000	1,332,520

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,299,684)		$7,021,510
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	385,017	385,017

TOTAL SHORT-TERM INVESTMENTS (Cost $385,017)		$385,017
Total investments (Cost $423,676,596) - 100.0%		$514,604,780
Other assets and liabilities, net - (0.0%)		(38,698)
TOTAL NET ASSETS - 100.0%		$514,566,082
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.2%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	944,024	$54,205,833
Capital Appreciation, Class NAV, JHF II (Jennison)	1,481,926	34,795,619
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,014,918	25,790,956
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,801,858	36,613,749
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,447,207	30,492,200
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,968,399	56,232,211
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,981,167	53,720,622
Financial Industries, Class NAV, JHIT II (MIM US) (B)	630,263	11,615,740
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	489,544	29,539,101
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	400,316	$5,728,523
International Growth, Class NAV, JHF III (Wellington)	716,198	25,203,010
International Small Company, Class NAV, JHF II (DFA)	1,873,825	21,136,744
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,368,593	43,617,074
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,631,852	42,293,856
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	589,595	13,024,156
Small Cap Value, Class NAV, JHF II (Wellington)	680,302	12,599,199
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,837,262	286,068,137
Fixed income - 1.8%
Bond, Class NAV, JHSB (MIM US) (B)	290,311	4,923,675
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	476,728	4,462,177
High Yield, Class NAV, JHBT (MIM US) (B)	1,317,290	4,452,439
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	197,968	2,225,161
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	401,230	4,212,916
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	441,952	3,641,686
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,016,221	12,298,946
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,060,501	11,641,833

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $619,479,895)		$830,535,563
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	26,514	3,338,941
Fidelity Emerging Markets Index Fund	1,156,429	13,958,107
Fidelity International Index Fund	125,813	5,568,502
Fidelity Small Cap Index Fund	238,201	5,521,494

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,091,148)		$28,387,044
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	45,339	19,269

TOTAL COMMON STOCKS (Cost $19,285)		$19,269
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	4,518,200	2,980,657
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	4,538,000	2,979,879
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	1,076,400	715,006
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	4,659,500	2,975,604
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	3,656,000	2,260,646
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,655,862)		$11,911,792
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,071,728	$1,071,728

TOTAL SHORT-TERM INVESTMENTS (Cost $1,071,728)		$1,071,728
Total investments (Cost $656,317,918) - 100.0%		$871,925,396
Other assets and liabilities, net - 0.0%		14,795
TOTAL NET ASSETS - 100.0%		$871,940,191
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.9%
Equity - 85.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	993,745	$57,060,850
Capital Appreciation, Class NAV, JHF II (Jennison)	1,510,302	35,461,881
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,466,950	18,776,956
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,793,668	36,447,343
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,451,943	30,551,212
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,019,518	56,956,575
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,085,826	55,606,593
Financial Industries, Class NAV, JHIT II (MIM US) (B)	683,205	12,591,468
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	200,308	2,587,974
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	539,015	32,524,146
Global Equity, Class NAV, JHF II (MIM US) (B)	335,588	4,308,948
Global Shareholder Yield, Class NAV, JHF III (Epoch)	241,122	2,616,171
International Dynamic Growth, Class NAV, JHIT (Axiom)	302,570	4,329,775
International Growth, Class NAV, JHF III (Wellington)	765,053	26,922,231
International Small Company, Class NAV, JHF II (DFA)	1,982,985	22,368,075
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,369,132	43,634,230
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,590,695	41,632,463
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	589,981	13,032,691
Small Cap Value, Class NAV, JHF II (Wellington)	679,524	12,584,783
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,885,412	299,798,895
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	705,542	$11,965,992
Core Bond, Class NAV, JHF II (Wells Capital)	457,272	6,383,515
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	904,050	8,461,909
High Yield, Class NAV, JHBT (MIM US) (B)	2,596,279	8,775,424
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	427,381	4,803,758
Alternative and specialty - 4.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	444,559	4,667,870
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	519,785	4,283,025
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	726,594	6,473,949
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,235,099	13,634,102
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,253,674	12,733,257

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $669,227,605)		$891,976,061
UNAFFILIATED INVESTMENT COMPANIES - 3.6%
Equity - 3.6%
Fidelity 500 Index Fund	46,811	5,894,925
Fidelity Emerging Markets Index Fund	1,015,924	12,262,199
Fidelity International Index Fund	241,820	10,702,951
Fidelity Small Cap Index Fund	247,713	5,741,993

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,960,489)		$34,602,068
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	49,809	21,169

TOTAL COMMON STOCKS (Cost $21,187)		$21,169
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	8,642,300	5,701,325
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	8,679,900	5,699,659
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	2,060,700	1,368,834
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	8,912,600	5,691,678
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	6,994,000	4,324,661

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,450,549)		$22,786,157
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,061,480	1,061,480

TOTAL SHORT-TERM INVESTMENTS (Cost $1,061,480)		$1,061,480
Total investments (Cost $721,721,310) - 100.0%		$950,446,935
Other assets and liabilities, net - (0.0%)		(749)
TOTAL NET ASSETS - 100.0%		$950,446,186
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 77.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,129,591	$64,861,135
Capital Appreciation, Class NAV, JHF II (Jennison)	1,685,946	39,586,007
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,798,846	23,025,224
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,920,566	39,025,907
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,630,723	32,778,808
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,104,578	58,161,872
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,574,114	64,405,528
Financial Industries, Class NAV, JHIT II (MIM US) (B)	652,783	12,030,789
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	384,811	4,971,757
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	616,879	37,222,453
Global Equity, Class NAV, JHF II (MIM US) (B)	537,508	6,901,603
Global Shareholder Yield, Class NAV, JHF III (Epoch)	386,127	4,189,481
International Dynamic Growth, Class NAV, JHIT (Axiom)	233,136	3,336,177
International Growth, Class NAV, JHF III (Wellington)	864,577	30,424,458
International Small Company, Class NAV, JHF II (DFA)	2,249,329	25,372,434
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,411,951	44,998,873
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,673,969	42,970,675
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	622,402	13,748,868
Small Cap Value, Class NAV, JHF II (Wellington)	713,197	13,208,402
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,333,346	331,866,833
Fixed income - 10.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,855,650	31,471,826
Core Bond, Class NAV, JHF II (Wells Capital)	1,878,819	26,228,312
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,032,402	19,023,285
High Yield, Class NAV, JHBT (MIM US) (B)	5,339,175	18,046,411
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	763,745	7,415,967
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,555,927	17,488,618
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	349,951	3,936,947
Alternative and specialty - 5.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	544,835	5,720,764
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	775,580	6,390,778
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,149,081	$19,148,313
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,472,339	15,081,268
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,162,397	12,217,545

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $820,448,143)		$1,075,257,318
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity 500 Index Fund	36,357	4,578,429
Fidelity Emerging Markets Index Fund	739,530	8,926,126
Fidelity International Index Fund	392,545	17,374,054
Fidelity Small Cap Index Fund	276,848	6,417,344

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,693,474)		$37,295,953
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	52,909	22,487

TOTAL COMMON STOCKS (Cost $22,505)		$22,487
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	15,188,900	10,020,118
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	15,253,100	10,015,954
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	3,622,600	2,406,336
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	15,663,400	10,002,807
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	12,293,000	7,601,238

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,982,663)		$40,046,453
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,151,575	1,151,575

TOTAL SHORT-TERM INVESTMENTS (Cost $1,151,575)		$1,151,575
Total investments (Cost $891,298,360) - 100.0%		$1,153,773,786
Other assets and liabilities, net - 0.0%		35,358
TOTAL NET ASSETS - 100.0%		$1,153,809,144
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 68.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,017,359	$58,416,736
Capital Appreciation, Class NAV, JHF II (Jennison)	1,470,144	34,518,972
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,828,410	$36,203,652
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,698,250	34,508,444
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,555,814	31,845,447
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,683,381	52,193,508
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,233,966	58,276,068
Financial Industries, Class NAV, JHIT II (MIM US) (B)	700,716	12,914,191
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	967,311	12,497,654
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	589,397	35,564,220
Global Equity, Class NAV, JHF II (MIM US) (B)	1,141,968	14,662,872
Global Shareholder Yield, Class NAV, JHF III (Epoch)	765,869	8,309,681
International Dynamic Growth, Class NAV, JHIT (Axiom)	304,751	4,360,988
International Growth, Class NAV, JHF III (Wellington)	813,165	28,615,281
International Small Company, Class NAV, JHF II (DFA)	2,333,238	26,318,923
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,320,983	42,099,734
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,506,428	40,278,295
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	585,593	12,935,753
Small Cap Value, Class NAV, JHF II (Wellington)	670,410	12,416,001
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,844,315	338,560,531
Fixed income - 18.3%
Bond, Class NAV, JHSB (MIM US) (B)	3,279,200	55,615,237
Core Bond, Class NAV, JHF II (Wells Capital)	4,047,071	56,497,110
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,679,189	34,437,211
High Yield, Class NAV, JHBT (MIM US) (B)	8,524,377	28,812,395
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,362,069	13,225,689
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,015,912	45,138,850
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	643,386	7,238,088
Alternative and specialty - 6.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	604,493	6,347,176
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	1,010,784	8,328,861
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,973,836	35,406,877
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,800,606	17,083,698
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,322,221	$13,120,549

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $945,477,744)		$1,216,748,692
UNAFFILIATED INVESTMENT COMPANIES - 2.7%
Equity - 2.7%
Fidelity Emerging Markets Index Fund	540,514	6,524,007
Fidelity International Index Fund	515,631	22,821,816
Fidelity Small Cap Index Fund	277,300	6,427,810

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,482,209)		$35,773,633
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	59,458	25,270

TOTAL COMMON STOCKS (Cost $25,291)		$25,270
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	22,772,800	15,023,217
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	22,870,400	15,017,856
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	5,430,900	3,607,512
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	23,483,900	14,997,059
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	18,432,000	11,397,219

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $53,864,332)		$60,042,863
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,348,709	1,348,709

TOTAL SHORT-TERM INVESTMENTS (Cost $1,348,709)		$1,348,709
Total investments (Cost $1,033,198,285) - 100.0%		$1,313,939,167
Other assets and liabilities, net - (0.0%)		(93,396)
TOTAL NET ASSETS - 100.0%		$1,313,845,771
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 57.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	668,811	$38,403,154
Capital Appreciation, Class NAV, JHF II (Jennison)	919,056	21,579,424
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,650,824	46,730,547
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,048,253	21,300,510
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,099,362	26,158,056
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,393,865	$33,921,063
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,094,798	37,748,269
Financial Industries, Class NAV, JHIT II (MIM US) (B)	540,988	9,970,414
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,460,508	18,869,761
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	416,828	25,151,389
Global Equity, Class NAV, JHF II (MIM US) (B)	1,465,109	18,812,006
Global Shareholder Yield, Class NAV, JHF III (Epoch)	781,884	8,483,446
International Dynamic Growth, Class NAV, JHIT (Axiom)	285,287	4,082,460
International Growth, Class NAV, JHF III (Wellington)	665,518	23,419,573
International Small Company, Class NAV, JHF II (DFA)	1,892,650	21,349,091
Mid Cap Stock, Class NAV, JHF II (Wellington)	989,673	31,540,874
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,870,977	30,066,593
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	448,998	9,918,362
Small Cap Value, Class NAV, JHF II (Wellington)	514,384	9,526,387
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,774,839	272,150,389
Fixed income - 27.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,536,234	76,934,533
Core Bond, Class NAV, JHF II (Wells Capital)	4,353,373	60,773,087
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,240,405	39,690,191
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,566,809	12,628,484
High Yield, Class NAV, JHBT (MIM US) (B)	9,473,748	32,021,269
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,858,963	18,738,348
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,909,885	18,544,980
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,070,613	68,233,694
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	730,573	8,218,945
Alternative and specialty - 7.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	580,031	6,090,331
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	1,033,044	8,512,279
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,119,995	45,619,160
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,565,514	15,649,636
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,803,657	10,190,662
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $903,716,623)		$1,131,027,367
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity Emerging Markets Index Fund	508,943	$6,142,938
Fidelity International Index Fund	384,358	17,011,672
Fidelity Small Cap Index Fund	223,266	5,175,299

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,607,520)		$28,329,909
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	43,019	18,283

TOTAL COMMON STOCKS (Cost $18,298)		$18,283
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	7,248,922	7,466,484
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	4,927,672	5,212,168
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,073,682	2,201,613
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	21,519,800	14,196,612
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	21,612,500	14,191,856
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	5,132,000	3,408,965
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	22,192,100	14,172,102
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	17,417,000	10,769,605

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $65,170,548)		$71,619,405
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,470,444	1,470,444

TOTAL SHORT-TERM INVESTMENTS (Cost $1,470,444)		$1,470,444
Total investments (Cost $995,983,433) - 100.0%		$1,232,465,408
Other assets and liabilities, net - 0.0%		2,290
TOTAL NET ASSETS - 100.0%		$1,232,467,698
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.0%
Equity - 45.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	172,128	$9,883,603
Capital Appreciation, Class NAV, JHF II (Jennison)	177,812	4,175,024
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,946,039	37,709,300
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	134,200	$2,726,937
Disciplined Value International, Class NAV, JHIT (Boston Partners)	907,977	11,313,390
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	935,284	13,252,969
Equity Income, Class NAV, JHF II (T. Rowe Price)	611,313	11,015,852
Financial Industries, Class NAV, JHIT II (MIM US) (B)	308,958	5,694,098
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,087,149	14,045,962
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	199,636	12,046,033
Global Equity, Class NAV, JHF II (MIM US) (B)	1,105,720	14,197,443
Global Shareholder Yield, Class NAV, JHF III (Epoch)	645,138	6,999,753
International Dynamic Growth, Class NAV, JHIT (Axiom)	322,304	4,612,175
International Growth, Class NAV, JHF III (Wellington)	206,137	7,253,976
International Small Company, Class NAV, JHF II (DFA)	927,341	10,460,407
Mid Cap Stock, Class NAV, JHF II (Wellington)	450,644	14,362,021
Mid Value, Class NAV, JHF II (T. Rowe Price)	853,132	13,709,836
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	272,394	6,017,175
Small Cap Value, Class NAV, JHF II (Wellington)	312,345	5,784,622
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,347,419	135,551,190
Fixed income - 38.8%
Bond, Class NAV, JHSB (MIM US) (B)	4,226,630	71,683,653
Core Bond, Class NAV, JHF II (Wells Capital)	4,586,508	64,027,645
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,327,377	31,144,252
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,640,584	13,223,106
High Yield, Class NAV, JHBT (MIM US) (B)	7,082,117	23,937,557
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,316,872	23,354,072
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,347,604	13,085,235
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,132,467	46,448,934
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	569,770	6,409,914
Alternative and specialty - 8.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	352,976	3,706,247
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	739,024	6,089,562
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,000,961	35,648,559
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,682,485	$10,263,156
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,024,437	5,788,067

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $577,037,744)		$695,621,725
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity Emerging Markets Index Fund	155,415	1,875,856
Fidelity International Index Fund	228,782	10,125,875

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $11,174,400)		$12,001,731
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	19,966	8,486

TOTAL COMMON STOCKS (Cost $8,493)		$8,486
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	9,449,488	9,733,095
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,422,766	6,793,581
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,703,444	2,870,227
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	10,531,300	6,947,499
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	10,576,400	6,944,997
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	2,511,400	1,668,214
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	10,860,300	6,935,499
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	8,523,000	5,270,101

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,540,318)		$47,163,213
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	1,084,031	1,084,031

TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,031)		$1,084,031
Total investments (Cost $632,844,986) - 100.0%		$755,879,186
Other assets and liabilities, net - 0.0%		13,052
TOTAL NET ASSETS - 100.0%		$755,892,238
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.1%
Equity - 39.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	49,360	$2,834,244
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation, Class NAV, JHF II (Jennison)	56,755	$1,332,614
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,212,006	15,513,680
Disciplined Value, Class NAV, JHF III (Boston Partners)	28,288	574,822
Disciplined Value International, Class NAV, JHIT (Boston Partners)	283,702	3,534,925
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	189,359	2,683,217
Equity Income, Class NAV, JHF II (T. Rowe Price)	196,339	3,538,026
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	400,291	5,171,761
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	59,793	3,607,915
Global Equity, Class NAV, JHF II (MIM US) (B)	398,489	5,116,598
Global Shareholder Yield, Class NAV, JHF III (Epoch)	280,213	3,040,306
International Dynamic Growth, Class NAV, JHIT (Axiom)	87,153	1,247,164
International Growth, Class NAV, JHF III (Wellington)	69,748	2,454,424
International Small Company, Class NAV, JHF II (DFA)	278,985	3,146,948
Mid Cap Stock, Class NAV, JHF II (Wellington)	119,889	3,820,849
Mid Value, Class NAV, JHF II (T. Rowe Price)	224,492	3,607,579
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	79,569	1,757,669
Small Cap Value, Class NAV, JHF II (Wellington)	90,574	1,677,431
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,101,269	40,626,629
Fixed income - 46.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,789,173	30,344,376
Core Bond, Class NAV, JHF II (Wells Capital)	1,917,249	26,764,801
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,293,311	12,105,388
Floating Rate Income, Class NAV, JHF II (Bain Capital)	815,367	6,571,859
High Yield, Class NAV, JHBT (MIM US) (B)	2,710,683	9,162,108
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,239,270	12,491,843
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	534,592	5,190,890
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,608,342	18,077,762
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	221,349	2,490,175
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	136,350	1,431,679
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	311,933	2,570,328
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,475,048	$13,142,679

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $207,777,110)		$245,630,689
UNAFFILIATED INVESTMENT COMPANIES - 1.2%
Equity - 1.2%
Fidelity Emerging Markets Index Fund	55,106	665,131
Fidelity International Index Fund	59,614	2,638,524

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,018,447)		$3,303,655
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	5,942	2,525

TOTAL COMMON STOCKS (Cost $2,528)		$2,525
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	5,101,352	5,254,459
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,466,338	3,666,465
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,460,041	1,550,115
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	2,741,600	1,808,634
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	2,753,300	1,807,955
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	653,200	433,892
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	2,826,500	1,805,032
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	2,218,000	1,371,475

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,556,815)		$17,698,027
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	205,341	205,341

TOTAL SHORT-TERM INVESTMENTS (Cost $205,341)		$205,341
Total investments (Cost $227,560,241) - 100.0%		$266,840,237
Other assets and liabilities, net - 0.0%		23,304
TOTAL NET ASSETS - 100.0%		$266,863,541
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 32.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	22,679	$1,302,212
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	780,403	9,989,155
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	178,938	$2,229,563
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	44,433	629,621
Equity Income, Class NAV, JHF II (T. Rowe Price)	71,445	1,287,443
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	219,402	2,834,672
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	26,819	1,618,274
Global Equity, Class NAV, JHF II (MIM US) (B)	277,756	3,566,382
Global Shareholder Yield, Class NAV, JHF III (Epoch)	226,597	2,458,575
International Dynamic Growth, Class NAV, JHIT (Axiom)	27,084	387,573
International Growth, Class NAV, JHF III (Wellington)	54,828	1,929,392
International Small Company, Class NAV, JHF II (DFA)	158,523	1,788,135
Mid Cap Stock, Class NAV, JHF II (Wellington)	50,024	1,594,260
Mid Value, Class NAV, JHF II (T. Rowe Price)	95,152	1,529,099
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	40,338	891,077
Small Cap Value, Class NAV, JHF II (Wellington)	46,337	858,160
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,719,074	22,519,873
Fixed income - 52.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,259,683	21,364,216
Core Bond, Class NAV, JHF II (Wells Capital)	1,415,920	19,766,248
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	896,023	8,386,772
Floating Rate Income, Class NAV, JHF II (Bain Capital)	726,439	5,855,096
High Yield, Class NAV, JHBT (MIM US) (B)	1,877,713	6,346,670
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,134,539	11,436,155
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	396,276	3,847,837
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,142,130	12,837,544
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	154,174	1,734,458
Alternative and specialty - 6.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	167,362	1,757,305
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	225,268	1,856,210
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	973,505	8,673,931

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $140,401,844)		$161,275,908
UNAFFILIATED INVESTMENT COMPANIES - 1.1%
Equity - 1.1%
Fidelity Emerging Markets Index Fund	36,208	437,032
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	34,010	$1,505,269

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,688,716)		$1,942,301
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	2,849	1,211

TOTAL COMMON STOCKS (Cost $1,212)		$1,211
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	4,553,579	4,690,245
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,094,757	3,273,431
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,301,845	1,382,159
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	1,326,800	875,290
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	1,331,600	874,396
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	316,200	210,038
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	1,367,600	873,363
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	1,073,000	663,477

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,196,339)		$12,842,399
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (D)	95,556	95,556

TOTAL SHORT-TERM INVESTMENTS (Cost $95,556)		$95,556
Total investments (Cost $154,383,667) - 100.0%		$176,157,375
Other assets and liabilities, net - 0.0%		30,453
TOTAL NET ASSETS - 100.0%		$176,187,828
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
(E)	Restricted security as to resale, excluding 144A securities.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$982,609	$982,609	—	—
Unaffiliated investment companies	33,396	33,396	—	—
U.S. Government and Agency obligations	10,339	—	$10,339	—
Short-term investments	36,485	36,485	—	—
Total investments in securities	$1,062,829	$1,052,490	$10,339	—

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$151,227,900	$151,227,900	—	—
Unaffiliated investment companies	5,184,872	5,184,872	—	—
Common stocks	1,805	—	—	$1,805
U.S. Government and Agency obligations	2,159,843	—	$2,159,843	—
Short-term investments	36,567	36,567	—	—
Total investments in securities	$158,610,987	$156,449,339	$2,159,843	$1,805

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
14	|

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio (continued)
Affiliated investment companies	$282,340,262	$282,340,262	—	—
Unaffiliated investment companies	9,614,321	9,614,321	—	—
Common stocks	5,127	—	—	$5,127
U.S. Government and Agency obligations	4,036,284	—	$4,036,284	—
Short-term investments	199,544	199,544	—	—
Total investments in securities	$296,195,538	$292,154,127	$4,036,284	$5,127

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$490,515,461	$490,515,461	—	—
Unaffiliated investment companies	16,672,399	16,672,399	—	—
Common stocks	10,393	—	—	$10,393
U.S. Government and Agency obligations	7,021,510	—	$7,021,510	—
Short-term investments	385,017	385,017	—	—
Total investments in securities	$514,604,780	$507,572,877	$7,021,510	$10,393

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$830,535,563	$830,535,563	—	—
Unaffiliated investment companies	28,387,044	28,387,044	—	—
Common stocks	19,269	—	—	$19,269
U.S. Government and Agency obligations	11,911,792	—	$11,911,792	—
Short-term investments	1,071,728	1,071,728	—	—
Total investments in securities	$871,925,396	$859,994,335	$11,911,792	$19,269

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$891,976,061	$891,976,061	—	—
Unaffiliated investment companies	34,602,068	34,602,068	—	—
Common stocks	21,169	—	—	$21,169
U.S. Government and Agency obligations	22,786,157	—	$22,786,157	—
Short-term investments	1,061,480	1,061,480	—	—
Total investments in securities	$950,446,935	$927,639,609	$22,786,157	$21,169

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,075,257,318	$1,075,257,318	—	—
Unaffiliated investment companies	37,295,953	37,295,953	—	—
Common stocks	22,487	—	—	$22,487
U.S. Government and Agency obligations	40,046,453	—	$40,046,453	—
Short-term investments	1,151,575	1,151,575	—	—
Total investments in securities	$1,153,773,786	$1,113,704,846	$40,046,453	$22,487

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
|	15

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Affiliated investment companies	$1,216,748,692	$1,216,748,692	—	—
Unaffiliated investment companies	35,773,633	35,773,633	—	—
Common stocks	25,270	—	—	$25,270
U.S. Government and Agency obligations	60,042,863	—	$60,042,863	—
Short-term investments	1,348,709	1,348,709	—	—
Total investments in securities	$1,313,939,167	$1,253,871,034	$60,042,863	$25,270

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,131,027,367	$1,131,027,367	—	—
Unaffiliated investment companies	28,329,909	28,329,909	—	—
Common stocks	18,283	—	—	$18,283
U.S. Government and Agency obligations	71,619,405	—	$71,619,405	—
Short-term investments	1,470,444	1,470,444	—	—
Total investments in securities	$1,232,465,408	$1,160,827,720	$71,619,405	$18,283

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$695,621,725	$695,621,725	—	—
Unaffiliated investment companies	12,001,731	12,001,731	—	—
Common stocks	8,486	—	—	$8,486
U.S. Government and Agency obligations	47,163,213	—	$47,163,213	—
Short-term investments	1,084,031	1,084,031	—	—
Total investments in securities	$755,879,186	$708,707,487	$47,163,213	$8,486

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$245,630,689	$245,630,689	—	—
Unaffiliated investment companies	3,303,655	3,303,655	—	—
Common stocks	2,525	—	—	$2,525
U.S. Government and Agency obligations	17,698,027	—	$17,698,027	—
Short-term investments	205,341	205,341	—	—
Total investments in securities	$266,840,237	$249,139,685	$17,698,027	$2,525

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$161,275,908	$161,275,908	—	—
Unaffiliated investment companies	1,942,301	1,942,301	—	—
Common stocks	1,211	—	—	$1,211
U.S. Government and Agency obligations	12,842,399	—	$12,842,399	—
Short-term investments	95,556	95,556	—	—
Total investments in securities	$176,157,375	$163,313,765	$12,842,399	$1,211
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	484	—	$5,100	—	—	$(19)	—	—	$5,081
Alternative Risk Premia	745	—	6,150	—	—	(10)	—	—	6,140
Blue Chip Growth	1,136	—	62,206	$(105)	$7	3,115	—	—	65,223
Bond	411	—	8,959	(2,045)	5	44	$16	—	6,963
Capital Appreciation	1,739	—	37,832	(61)	4	3,048	—	—	40,823
Capital Appreciation Value	2,406	—	29,275	—	—	1,523	—	—	30,798
Disciplined Value	2,086	—	39,165	(55)	3	3,270	—	—	42,383
Disciplined Value International	2,842	—	32,966	(10)	—	2,456	—	—	35,412
Emerging Markets Debt	672	—	8,220	(2,074)	5	138	25	—	6,289
Emerging Markets Equity	4,690	—	62,436	(78)	5	4,091	—	—	66,454
Equity Income	3,458	—	57,100	(57)	3	5,276	152	—	62,322
Financial Industries	739	—	12,635	(78)	6	1,059	—	—	13,622
Fundamental Large Cap Core	573	—	32,551	(18)	—	2,053	—	—	34,586
Health Sciences	2,447	—	14,183	(37)	2	779	—	—	14,927
High Yield	1,859	—	8,248	(2,063)	(3)	101	26	—	6,283
International Dynamic Growth	486	—	6,572	(14)	1	392	—	—	6,951
International Growth	849	—	28,618	—	—	1,272	—	—	29,890
International Small Company	2,179	—	23,069	—	—	1,511	—	—	24,580
Mid Cap Stock	1,618	—	47,657	(191)	9	4,086	—	—	51,561
Mid Value	3,056	—	45,600	(95)	6	3,597	—	—	49,108
Science & Technology	2,431	—	12,654	(38)	3	1,115	—	—	13,734
Small Cap Growth	690	—	14,210	(97)	8	1,131	—	—	15,252
Small Cap Value	800	—	13,218	(157)	16	1,731	—	—	14,808
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	25,671	—	$316,960	$(603)	$21	$19,906	—	—	$336,284
Strategic Income Opportunities	279	—	3,875	(793)	2	51	$6	—	3,135
					$103	$61,716	$225	—	$982,609
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	74,401	$685,528	$136,479	$(29,854)	$2,575	$(13,514)	—	—	$781,214
Alternative Risk Premia	68,423	567,913	—	—	—	(4,105)	—	—	563,808
Blue Chip Growth	175,061	9,137,745	953,978	(116,665)	28,319	48,610	—	—	10,051,987
Bond	55,170	546,765	532,740	(151,910)	4,560	3,534	$6,091	—	935,689
Capital Appreciation	271,522	5,779,271	653,024	(208,658)	62,722	88,981	—	—	6,375,340
Capital Appreciation Value	370,828	4,142,980	384,627	(95,760)	(202)	314,953	—	—	4,746,598
Disciplined Value	327,002	5,706,644	391,051	(97,873)	(19,169)	664,032	—	—	6,644,685
Disciplined Value International	453,372	4,767,970	446,162	(51,602)	(3,641)	490,128	—	—	5,649,017
Emerging Markets Debt	90,580	772,871	206,421	(147,074)	(4,634)	20,249	9,099	—	847,833
Emerging Markets Equity	719,273	8,947,529	591,034	(288,621)	47,496	894,658	—	—	10,192,096
Equity Income	549,906	8,391,247	778,599	(245,692)	(53,950)	1,039,095	57,939	—	9,909,299
Financial Industries	115,283	1,834,884	166,064	(80,671)	(14,325)	218,721	—	—	2,124,673
Fundamental Large Cap Core	88,131	4,739,248	413,824	(17,978)	1,878	180,849	—	—	5,317,821
Health Sciences	373,453	2,000,904	142,205	(47,794)	8,525	174,222	—	—	2,278,062
High Yield	250,291	771,222	206,917	(147,495)	(5,263)	20,602	10,486	—	845,983
International Dynamic Growth	74,028	934,289	83,035	(21,492)	5,426	58,089	—	—	1,059,347
International Growth	130,270	4,024,423	323,113	(50,385)	5,863	281,191	—	—	4,584,205
International Small Company	340,393	3,328,287	212,496	(7,359)	(30)	306,238	—	—	3,839,632
Mid Cap Stock	250,368	6,988,094	311,787	(250,938)	58,533	871,757	—	—	7,979,233
Mid Value	481,152	6,614,967	668,361	(130,611)	(15,576)	594,964	—	—	7,732,105
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	374,604	$1,894,963	$106,515	$(52,344)	$3,067	$164,312	—	—	$2,116,513
Small Cap Growth	106,263	2,057,107	125,353	(25,754)	5,332	185,312	—	—	2,347,350
Small Cap Value	124,527	1,993,733	194,368	(214,073)	(27,776)	359,990	—	—	2,306,242
Strategic Equity Allocation	3,937,141	45,554,281	3,355,081	(312,328)	(22,034)	3,001,547	—	—	51,576,547
Strategic Income Opportunities	37,600	385,874	100,566	(73,098)	3,114	6,165	$2,160	—	422,621
					$70,810	$9,970,580	$85,775	—	$151,227,900
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	139,310	$1,318,639	$199,390	$(34,666)	$2,265	$(22,872)	—	—	$1,462,756
Alternative Risk Premia	143,603	1,191,904	—	—	—	(8,616)	—	—	1,183,288
Blue Chip Growth	327,658	17,920,156	1,390,975	(630,948)	159,710	(25,767)	—	—	18,814,126
Bond	99,630	1,007,787	949,882	(282,333)	10,060	4,327	$10,948	—	1,689,723
Capital Appreciation	508,369	11,193,007	986,810	(496,063)	149,022	103,732	—	—	11,936,508
Capital Appreciation Value	694,072	8,004,105	360,819	(73,209)	130	592,278	—	—	8,884,123
Disciplined Value	609,915	11,024,479	312,328	(142,307)	(22,293)	1,221,259	—	—	12,393,466
Disciplined Value International	832,950	9,211,086	514,495	(241,556)	(12,458)	906,987	—	—	10,378,554
Emerging Markets Debt	163,051	1,423,831	328,819	(253,263)	1,604	25,166	16,367	—	1,526,157
Emerging Markets Equity	1,342,135	17,429,076	237,853	(425,818)	76,485	1,700,458	—	—	19,018,054
Equity Income	1,022,155	16,210,777	649,076	(253,362)	(45,844)	1,858,585	110,525	—	18,419,232
Financial Industries	214,471	3,543,489	147,468	(115,942)	(16,413)	394,104	—	—	3,952,706
Fundamental Large Cap Core	164,573	9,347,386	283,845	(19,962)	3,148	315,922	—	—	9,930,339
Health Sciences	704,350	3,844,556	242,387	(138,206)	20,065	327,732	—	—	4,296,534
High Yield	451,084	1,423,831	324,527	(250,384)	(8,702)	35,393	18,910	—	1,524,665
International Dynamic Growth	139,815	1,833,959	93,512	(46,052)	12,116	107,217	—	—	2,000,752
International Growth	244,423	7,838,585	236,368	(22,869)	3,178	545,979	—	—	8,601,241
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	632,654	$6,474,514	$97,626	$(4,796)	$83	$568,906	—	—	$7,136,333
Mid Cap Stock	471,118	13,652,863	280,666	(674,983)	162,947	1,593,044	—	—	15,014,537
Mid Value	885,565	12,794,521	506,536	(120,007)	(13,440)	1,063,420	—	—	14,231,030
Science & Technology	705,120	3,739,425	117,471	(184,834)	11,001	300,865	—	—	3,983,928
Small Cap Growth	199,214	3,968,042	158,929	(85,022)	17,419	341,278	—	—	4,400,646
Small Cap Value	231,652	3,851,628	218,598	(389,615)	(63,016)	672,595	—	—	4,290,190
Strategic Equity Allocation	7,367,220	88,869,101	2,742,740	(586,232)	(40,368)	5,525,346	—	—	96,510,587
Strategic Income Opportunities	67,686	711,915	154,808	(122,278)	5,138	11,204	$3,896	—	760,787
					$411,837	$18,158,542	$160,646	—	$282,340,262
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	241,020	$2,353,461	$287,403	$(73,905)	$8,123	$(44,372)	—	—	$2,530,710
Alternative Risk Premia	258,348	2,144,292	—	—	—	(15,500)	—	—	2,128,792
Blue Chip Growth	567,076	32,039,314	961,604	(578,789)	138,361	988	—	—	32,561,478
Bond	173,329	1,825,004	1,605,160	(515,762)	21,177	4,087	$19,037	—	2,939,666
Capital Appreciation	878,340	20,086,471	1,106,892	(972,712)	312,710	90,054	—	—	20,623,415
Capital Appreciation Value	1,200,734	14,216,481	343,129	(223,260)	(501)	1,033,552	—	—	15,369,401
Disciplined Value	1,060,023	19,530,925	317,220	(395,094)	(44,143)	2,130,752	—	—	21,539,660
Disciplined Value International	1,437,352	16,310,398	705,237	(666,482)	(33,041)	1,593,300	—	—	17,909,412
Emerging Markets Debt	282,137	2,558,022	525,830	(486,964)	21,721	22,193	28,382	—	2,640,802
Emerging Markets Equity	2,321,537	30,816,273	217,075	(1,248,968)	253,193	2,858,604	—	—	32,896,177
Equity Income	1,759,286	28,622,121	830,421	(889,876)	(115,338)	3,255,014	193,821	—	31,702,342
Financial Industries	370,106	6,282,948	157,954	(274,402)	(30,605)	685,160	—	—	6,821,055
Fundamental Large Cap Core	287,885	16,604,022	253,423	(31,299)	5,337	539,486	—	—	17,370,969
Health Sciences	1,218,067	6,866,027	332,338	(375,681)	59,304	548,220	—	—	7,430,208
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	780,539	$2,552,566	$538,300	$(497,334)	$(17,424)	$62,113	$32,777	—	$2,638,221
International Dynamic Growth	241,789	3,261,930	142,632	(153,641)	41,781	167,297	—	—	3,459,999
International Growth	422,678	13,908,327	162,650	(157,368)	23,262	937,166	—	—	14,874,037
International Small Company	1,100,357	11,479,825	114,440	(178,159)	2,662	993,259	—	—	12,412,027
Mid Cap Stock	817,705	24,089,963	477,284	(1,597,346)	415,675	2,674,690	—	—	26,060,266
Mid Value	1,545,333	22,655,411	598,676	(233,790)	(23,961)	1,837,165	—	—	24,833,501
Science & Technology	1,225,860	6,603,717	26,685	(236,425)	14,320	517,811	—	—	6,926,108
Small Cap Growth	347,807	7,068,480	222,895	(239,978)	49,904	581,764	—	—	7,683,065
Small Cap Value	399,450	6,775,260	320,577	(755,366)	(118,509)	1,175,855	—	—	7,397,817
Strategic Equity Allocation	12,858,771	157,316,610	2,681,141	(1,096,729)	(40,043)	9,588,917	—	—	168,449,896
Strategic Income Opportunities	117,121	1,277,154	258,587	(247,245)	11,090	16,851	6,747	—	1,316,437
					$955,055	$31,254,426	$280,764	—	$490,515,461
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	401,230	$3,946,285	$392,692	$(65,362)	$(986)	$(59,713)	—	—	$4,212,916
Alternative Risk Premia	441,952	3,668,203	—	—	—	(26,517)	—	—	3,641,686
Blue Chip Growth	944,024	54,445,988	1,689,915	(2,227,517)	337,418	(39,971)	—	—	54,205,833
Bond	290,311	2,950,281	2,549,508	(617,778)	(1,014)	42,678	$31,583	—	4,923,675
Capital Appreciation	1,481,926	33,929,795	2,138,574	(1,967,626)	344,629	350,247	—	—	34,795,619
Capital Appreciation Value	2,014,918	24,017,687	231,977	(231,440)	(49)	1,772,781	—	—	25,790,956
Disciplined Value	1,801,858	33,145,480	632,611	(737,183)	(51,184)	3,624,025	—	—	36,613,749
Disciplined Value International	2,447,207	27,376,928	1,568,350	(1,114,603)	(55,429)	2,716,954	—	—	30,492,200
Emerging Markets Debt	476,728	4,171,502	700,398	(485,671)	(5,610)	81,558	47,265	—	4,462,177
Emerging Markets Equity	3,968,399	52,877,939	169,339	(2,146,544)	267,854	5,063,623	—	—	56,232,211
Equity Income	2,981,167	48,590,081	1,650,961	(1,903,126)	(176,287)	5,558,993	330,754	—	53,720,622
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	630,263	$10,776,664	$201,438	$(481,874)	$51,623	$1,067,889	—	—	$11,615,740
Fundamental Large Cap Core	489,544	28,496,320	245,273	(126,311)	7,584	916,235	—	—	29,539,101
Health Sciences	2,016,221	11,417,671	403,734	(556,549)	31,461	1,002,629	—	—	12,298,946
High Yield	1,317,290	4,162,606	708,157	(494,243)	(17,949)	93,868	$54,452	—	4,452,439
International Dynamic Growth	400,316	5,585,517	136,877	(348,221)	95,044	259,306	—	—	5,728,523
International Growth	716,198	23,740,143	47,747	(229,401)	21,161	1,623,360	—	—	25,203,010
International Small Company	1,873,825	19,658,276	209,809	(427,260)	8,719	1,687,200	—	—	21,136,744
Mid Cap Stock	1,368,593	41,090,312	423,166	(3,096,536)	932,719	4,267,413	—	—	43,617,074
Mid Value	2,631,852	39,031,444	584,784	(425,933)	(20,491)	3,124,052	—	—	42,293,856
Science & Technology	2,060,501	11,284,617	157,206	(706,988)	40,434	866,564	—	—	11,641,833
Small Cap Growth	589,595	12,107,226	292,249	(439,961)	45,306	1,019,336	—	—	13,024,156
Small Cap Value	680,302	11,572,426	574,026	(1,359,236)	(178,421)	1,990,404	—	—	12,599,199
Strategic Equity Allocation	21,837,262	269,185,837	2,498,626	(1,796,268)	9,194	16,170,748	—	—	286,068,137
Strategic Income Opportunities	197,968	2,083,556	353,429	(258,903)	(1,139)	48,218	11,210	—	2,225,161
					$1,684,587	$53,221,880	$475,264	—	$830,535,563
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	444,559	$4,351,771	$435,353	$(52,530)	$(911)	$(65,813)	—	—	$4,667,870
Alternative Risk Premia	519,785	4,314,212	—	—	—	(31,187)	—	—	4,283,025
Blue Chip Growth	993,745	56,828,311	2,051,527	(2,138,861)	321,763	(1,890)	—	—	57,060,850
Bond	705,542	10,189,751	3,044,656	(1,366,201)	(90)	97,876	$87,514	—	11,965,992
Capital Appreciation	1,510,302	34,505,808	2,032,397	(1,798,337)	260,400	461,613	—	—	35,461,881
Capital Appreciation Value	1,466,950	17,463,653	201,699	(173,556)	(848)	1,286,008	—	—	18,776,956
Core Bond	457,272	4,849,845	2,220,876	(710,600)	(650)	24,044	35,512	—	6,383,515
Disciplined Value	1,793,668	33,464,567	617,864	(1,194,817)	(102,771)	3,662,500	—	—	36,447,343
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	2,451,943	$27,602,560	$1,670,566	$(1,389,216)	$(86,150)	$2,753,452	—	—	$30,551,212
Diversified Real Assets	726,594	6,241,439	—	—	—	232,510	—	—	6,473,949
Emerging Markets Debt	904,050	8,075,123	1,144,384	(905,063)	(2,493)	149,958	$90,149	—	8,461,909
Emerging Markets Equity	4,019,518	53,327,484	154,695	(1,930,359)	391,505	5,013,250	—	—	56,956,575
Equity Income	3,085,826	50,528,463	1,889,324	(2,381,428)	(235,392)	5,805,626	340,051	—	55,606,593
Financial Industries	683,205	11,599,217	225,053	(444,045)	48,396	1,162,847	—	—	12,591,468
Fundamental Global Franchise	200,308	2,375,865	87,027	(42,711)	2,308	165,485	—	—	2,587,974
Fundamental Large Cap Core	539,015	31,207,913	411,817	(123,064)	4,625	1,022,855	—	—	32,524,146
Global Equity	335,588	4,071,007	82,709	(4,105)	70	159,267	—	—	4,308,948
Global Shareholder Yield	241,122	2,390,321	101,767	(3,500)	69	127,514	17,667	—	2,616,171
Health Sciences	2,235,099	12,582,293	534,330	(609,601)	41,343	1,085,737	—	—	13,634,102
High Yield	2,596,279	8,374,724	1,157,545	(912,103)	(32,728)	187,986	108,217	—	8,775,424
International Dynamic Growth	302,570	4,145,871	162,855	(248,200)	72,028	197,221	—	—	4,329,775
International Growth	765,053	25,585,167	54,494	(479,100)	42,821	1,718,849	—	—	26,922,231
International Small Company	1,982,985	20,988,250	55,907	(485,923)	24,111	1,785,730	—	—	22,368,075
Mid Cap Stock	1,369,132	41,252,789	837,683	(3,644,330)	1,069,974	4,118,114	—	—	43,634,230
Mid Value	2,590,695	38,379,804	1,207,492	(1,041,698)	(35,433)	3,122,298	—	—	41,632,463
Science & Technology	2,253,674	12,354,731	146,537	(754,686)	44,850	941,825	—	—	12,733,257
Small Cap Growth	589,981	12,126,193	360,883	(521,251)	57,778	1,009,088	—	—	13,032,691
Small Cap Value	679,524	11,473,470	830,131	(1,556,259)	(156,262)	1,993,703	—	—	12,584,783
Strategic Equity Allocation	22,885,412	285,631,391	121,420	(2,909,805)	543,086	16,412,803	—	—	299,798,895
Strategic Income Opportunities	427,381	4,591,556	625,233	(517,045)	(653)	104,667	24,411	—	4,803,758
					$2,270,746	$54,703,936	$703,521	—	$891,976,061
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	544,835	$5,286,252	$622,297	$(105,704)	$(1,197)	$(80,884)	—	—	$5,720,764
Alternative Risk Premia	775,580	6,437,312	—	—	—	(46,534)	—	—	6,390,778
Blue Chip Growth	1,129,591	65,229,417	2,137,278	(2,805,282)	492,914	(193,192)	—	—	64,861,135
Bond	1,855,650	27,751,441	4,999,537	(1,521,193)	(8,169)	250,210	$233,486	—	31,471,826
Capital Appreciation	1,685,946	39,830,724	1,170,788	(2,094,253)	432,817	245,931	—	—	39,586,007
Capital Appreciation Value	1,798,846	21,272,992	537,204	(355,848)	1,064	1,569,812	—	—	23,025,224
Core Bond	1,878,819	22,896,965	4,623,933	(1,352,231)	(10,951)	70,596	175,107	—	26,228,312
Disciplined Value	1,920,566	36,545,148	234,532	(1,607,984)	(104,452)	3,958,663	—	—	39,025,907
Disciplined Value International	2,630,723	30,072,714	1,415,400	(1,566,092)	(80,326)	2,937,112	—	—	32,778,808
Diversified Real Assets	2,149,081	18,460,607	—	—	—	687,706	—	—	19,148,313
Emerging Markets Debt	2,032,402	17,613,549	1,878,371	(782,966)	(18,593)	332,924	200,667	—	19,023,285
Emerging Markets Equity	4,104,578	55,220,964	173,802	(2,788,942)	569,405	4,986,643	—	—	58,161,872
Equity Income	3,574,114	59,772,579	1,521,466	(3,394,219)	(308,905)	6,814,607	404,792	—	64,405,528
Financial Industries	652,783	11,336,491	219,868	(694,235)	78,219	1,090,446	—	—	12,030,789
Fundamental Global Franchise	384,811	4,621,491	141,194	(114,125)	6,820	316,377	—	—	4,971,757
Fundamental Large Cap Core	616,879	36,493,026	69,644	(488,129)	32,337	1,115,575	—	—	37,222,453
Global Equity	537,508	6,648,485	63,722	(63,217)	9,834	242,779	—	—	6,901,603
Global Shareholder Yield	386,127	3,864,649	127,028	(5,724)	106	203,422	28,663	—	4,189,481
Health Sciences	2,472,339	13,975,758	808,212	(958,962)	43,173	1,213,087	—	—	15,081,268
High Yield	5,339,175	16,725,416	1,875,424	(864,222)	(40,092)	349,885	220,000	—	18,046,411
International Dynamic Growth	233,136	3,233,143	144,634	(244,483)	68,448	134,435	—	—	3,336,177
International Growth	864,577	29,232,948	55,991	(851,791)	68,896	1,918,414	—	—	30,424,458
International Small Company	2,249,329	24,278,128	187,875	(1,149,517)	34,854	2,021,094	—	—	25,372,434
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	1,411,951	$43,230,256	$403,171	$(3,993,246)	$1,309,807	$4,048,885	—	—	$44,998,873
Mid Value	2,673,969	40,650,069	620,882	(1,499,866)	(9,418)	3,209,008	—	—	42,970,675
Science & Technology	2,162,397	12,079,452	56,328	(857,136)	37,888	901,013	—	—	12,217,545
Short Duration Credit Opportunities	763,745	6,874,924	817,834	(387,588)	(982)	111,779	$38,825	—	7,415,967
Small Cap Growth	622,402	13,052,638	252,150	(678,576)	81,687	1,040,969	—	—	13,748,868
Small Cap Value	713,197	12,409,250	605,487	(1,736,638)	(146,181)	2,076,484	—	—	13,208,402
Strategic Equity Allocation	25,333,346	322,122,682	—	(9,168,294)	1,884,696	17,027,749	—	—	331,866,833
Strategic Income Opportunities	1,555,927	16,241,373	1,669,772	(796,419)	(4,070)	377,962	87,927	—	17,488,618
U.S. High Yield Bond	349,951	3,644,369	423,566	(198,450)	(5,073)	72,535	45,265	—	3,936,947
					$4,414,556	$59,005,492	$1,434,732	—	$1,075,257,318
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	604,493	$6,147,440	$399,970	$(106,698)	$(517)	$(93,019)	—	—	$6,347,176
Alternative Risk Premia	1,010,784	8,389,508	—	—	—	(60,647)	—	—	8,328,861
Blue Chip Growth	1,017,359	59,484,957	1,106,952	(2,443,770)	486,811	(218,214)	—	—	58,416,736
Bond	3,279,200	50,822,932	6,159,787	(1,790,824)	(14,490)	437,832	$418,520	—	55,615,237
Capital Appreciation	1,470,144	34,393,971	1,623,443	(2,160,062)	394,501	267,119	—	—	34,518,972
Capital Appreciation Value	2,828,410	34,321,279	7,610	(624,324)	71,648	2,427,439	—	—	36,203,652
Core Bond	4,047,071	51,650,930	6,859,445	(2,123,236)	(23,036)	133,007	394,358	—	56,497,110
Disciplined Value	1,698,250	32,875,270	16,172	(1,800,271)	(124,307)	3,541,580	—	—	34,508,444
Disciplined Value International	2,555,814	30,195,234	857,150	(2,020,732)	(116,113)	2,929,908	—	—	31,845,447
Diversified Real Assets	3,973,836	34,135,250	—	—	—	1,271,627	—	—	35,406,877
Emerging Markets Debt	3,679,189	32,738,156	1,966,781	(830,814)	(70,062)	633,150	365,168	—	34,437,211
Emerging Markets Equity	3,683,381	50,361,671	166,386	(3,337,350)	704,228	4,298,573	—	—	52,193,508
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	3,233,966	$55,712,820	$490,677	$(3,864,804)	$(333,818)	$6,271,193	$373,255	—	$58,276,068
Financial Industries	700,716	12,463,829	138,116	(952,486)	118,616	1,146,116	—	—	12,914,191
Fundamental Global Franchise	967,311	11,889,209	267,929	(493,548)	58,886	775,178	—	—	12,497,654
Fundamental Large Cap Core	589,397	35,228,615	—	(764,681)	62,020	1,038,266	—	—	35,564,220
Global Equity	1,141,968	14,354,274	51,252	(278,826)	40,752	495,420	—	—	14,662,872
Global Shareholder Yield	765,869	7,888,418	91,242	(75,277)	246	405,052	58,304	—	8,309,681
Health Sciences	2,800,606	16,129,556	506,981	(973,409)	153,424	1,267,146	—	—	17,083,698
High Yield	8,524,377	27,486,267	1,622,822	(792,058)	(45,087)	540,451	352,998	—	28,812,395
International Dynamic Growth	304,751	4,346,125	145,440	(396,555)	108,535	157,443	—	—	4,360,988
International Growth	813,165	28,081,231	58,584	(1,405,099)	133,053	1,747,512	—	—	28,615,281
International Small Company	2,333,238	25,680,796	225,425	(1,739,934)	45,214	2,107,422	—	—	26,318,923
Mid Cap Stock	1,320,983	40,941,865	493,558	(4,321,828)	1,556,804	3,429,335	—	—	42,099,734
Mid Value	2,506,428	39,024,493	156,410	(1,895,924)	21,338	2,971,978	—	—	40,278,295
Science & Technology	2,322,221	13,073,037	131,457	(1,111,340)	65,916	961,479	—	—	13,120,549
Short Duration Credit Opportunities	1,362,069	12,476,553	941,880	(390,997)	(1,742)	199,995	69,494	—	13,225,689
Small Cap Growth	585,593	12,409,039	93,795	(616,238)	89,814	959,343	—	—	12,935,753
Small Cap Value	670,410	11,845,379	518,494	(1,766,006)	(137,986)	1,956,120	—	—	12,416,001
Strategic Equity Allocation	25,844,315	335,212,784	—	(15,892,795)	3,128,194	16,112,348	—	—	338,560,531
Strategic Income Opportunities	4,015,912	43,047,888	2,495,987	(1,372,212)	1,648	965,539	228,121	—	45,138,850
U.S. High Yield Bond	643,386	6,842,266	440,821	(167,499)	(6,113)	128,613	84,087	—	7,238,088
					$6,368,377	$59,204,304	$2,344,305	—	$1,216,748,692
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	580,031	$5,837,400	$509,119	$(167,633)	$5,628	$(94,183)	—	—	$6,090,331
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Alternative Risk Premia	1,033,044	$8,574,261	—	—	—	$(61,982)	—	—	$8,512,279
Blue Chip Growth	668,811	39,491,993	$2,078,210	$(3,376,040)	$550,561	(341,570)	—	—	38,403,154
Bond	4,536,234	72,138,248	7,838,888	(3,614,583)	(23,052)	595,032	$583,670	—	76,934,533
Capital Appreciation	919,056	22,048,725	1,585,394	(2,475,296)	535,557	(114,956)	—	—	21,579,424
Capital Appreciation Value	3,650,824	45,742,841	57,035	(2,293,571)	338,620	2,885,622	—	—	46,730,547
Core Bond	4,353,373	56,643,340	7,102,907	(3,079,476)	(22,162)	128,478	431,443	—	60,773,087
Disciplined Value	1,048,253	20,958,789	—	(1,787,154)	(13,451)	2,142,326	—	—	21,300,510
Disciplined Value International	2,099,362	25,561,014	233,606	(1,951,473)	(98,360)	2,413,269	—	—	26,158,056
Diversified Real Assets	5,119,995	44,847,389	—	(907,878)	(101,003)	1,780,652	—	—	45,619,160
Emerging Markets Debt	4,240,405	38,590,144	1,975,137	(1,502,772)	(110,442)	738,124	424,083	—	39,690,191
Emerging Markets Equity	2,393,865	33,551,102	49,738	(2,964,609)	620,354	2,664,478	—	—	33,921,063
Equity Income	2,094,798	37,149,446	248,888	(3,525,168)	(223,538)	4,098,641	248,888	—	37,748,269
Financial Industries	540,988	9,912,644	29,469	(955,307)	127,161	856,447	—	—	9,970,414
Floating Rate Income	1,566,809	12,226,620	971,260	(827,533)	(38,704)	296,841	123,853	—	12,628,484
Fundamental Global Franchise	1,460,508	18,452,277	—	(816,803)	98,212	1,136,075	—	—	18,869,761
Fundamental Large Cap Core	416,828	25,448,320	89,587	(1,170,574)	90,977	693,079	—	—	25,151,389
Global Equity	1,465,109	18,706,640	—	(576,888)	76,164	606,090	—	—	18,812,006
Global Shareholder Yield	781,884	8,335,751	61,323	(328,433)	28,812	385,993	61,323	—	8,483,446
Health Sciences	2,565,514	15,072,652	660,395	(1,395,394)	132,857	1,179,126	—	—	15,649,636
High Yield	9,473,748	31,026,345	1,713,165	(1,261,132)	(67,129)	610,020	394,428	—	32,021,269
International Dynamic Growth	285,287	4,117,527	143,940	(430,749)	107,932	143,810	—	—	4,082,460
International Growth	665,518	23,302,434	209,623	(1,633,233)	129,341	1,411,408	—	—	23,419,573
International Small Company	1,892,650	21,297,596	—	(1,696,231)	15,665	1,732,061	—	—	21,349,091
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	989,673	$31,549,530	$302,835	$(4,101,717)	$1,575,317	$2,214,909	—	—	$31,540,874
Mid Value	1,870,977	29,629,176	336,083	(2,166,917)	96,192	2,172,059	—	—	30,066,593
Science & Technology	1,803,657	10,412,285	321,006	(1,355,332)	228,735	583,968	—	—	10,190,662
Short Duration Bond	1,858,963	17,899,237	1,755,781	(951,536)	(227)	35,093	$130,245	—	18,738,348
Short Duration Credit Opportunities	1,909,885	17,894,506	1,302,530	(926,358)	(1,580)	275,882	97,987	—	18,544,980
Small Cap Growth	448,998	9,779,120	75,214	(749,321)	107,303	706,046	—	—	9,918,362
Small Cap Value	514,384	9,293,532	321,494	(1,490,463)	(118,321)	1,520,145	—	—	9,526,387
Strategic Equity Allocation	20,774,839	276,251,470	—	(19,568,638)	3,812,603	11,654,954	—	—	272,150,389
Strategic Income Opportunities	6,070,613	66,292,358	3,769,048	(3,276,879)	50,246	1,398,921	346,203	—	68,233,694
U.S. High Yield Bond	730,573	7,959,630	461,472	(337,118)	(12,831)	147,792	97,702	—	8,218,945
					$7,897,437	$46,594,650	$2,939,825	—	$1,131,027,367
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	352,976	$3,641,478	$177,985	$(58,634)	$3,746	$(58,328)	—	—	$3,706,247
Alternative Risk Premia	739,024	6,133,903	—	—	—	(44,341)	—	—	6,089,562
Blue Chip Growth	172,128	9,896,638	846,495	(929,174)	269,418	(199,774)	—	—	9,883,603
Bond	4,226,630	68,350,386	4,176,049	(1,389,665)	(11,613)	558,496	$552,943	—	71,683,653
Capital Appreciation	177,812	4,186,165	472,488	(574,724)	55,799	35,296	—	—	4,175,024
Capital Appreciation Value	2,946,039	37,264,961	—	(2,176,403)	288,846	2,331,896	—	—	37,709,300
Core Bond	4,586,508	60,860,056	4,535,313	(1,476,314)	(16,588)	125,178	466,635	—	64,027,645
Disciplined Value	134,200	2,696,172	—	(242,572)	21,695	251,642	—	—	2,726,937
Disciplined Value International	907,977	11,106,059	325,421	(1,121,552)	(38,827)	1,042,289	—	—	11,313,390
Diversified Real Assets	4,000,961	35,322,525	—	(994,827)	(116,142)	1,437,003	—	—	35,648,559
Emerging Markets Debt	3,327,377	30,453,306	691,567	(503,452)	(37,295)	540,126	335,472	—	31,144,252
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	935,284	$13,046,978	$96,440	$(1,182,097)	$240,920	$1,050,728	—	—	$13,252,969
Equity Income	611,313	10,840,052	159,130	(1,119,059)	95,082	1,040,647	$72,624	—	11,015,852
Financial Industries	308,958	5,665,721	32,056	(567,434)	76,230	487,525	—	—	5,694,098
Floating Rate Income	1,640,584	13,145,561	523,374	(723,307)	(33,335)	310,813	131,684	—	13,223,106
Fundamental Global Franchise	1,087,149	13,782,620	161,310	(821,470)	65,556	857,946	—	—	14,045,962
Fundamental Large Cap Core	199,636	11,884,465	395,416	(625,744)	59,973	331,923	—	—	12,046,033
Global Equity	1,105,720	13,946,039	178,367	(453,649)	59,897	466,789	—	—	14,197,443
Global Shareholder Yield	645,138	6,890,229	102,588	(336,236)	5,458	337,714	50,463	—	6,999,753
Health Sciences	1,682,485	10,055,033	612,366	(1,274,005)	192,375	677,387	—	—	10,263,156
High Yield	7,082,117	23,558,452	648,936	(687,497)	(35,381)	453,047	298,382	—	23,937,557
International Dynamic Growth	322,304	4,527,574	326,884	(534,119)	67,933	223,903	—	—	4,612,175
International Growth	206,137	7,167,985	98,482	(493,541)	149,746	331,304	—	—	7,253,976
International Small Company	927,341	10,386,756	97,484	(885,282)	24,359	837,090	—	—	10,460,407
Mid Cap Stock	450,644	14,274,026	354,306	(2,017,327)	795,841	955,175	—	—	14,362,021
Mid Value	853,132	13,578,020	220,353	(1,129,293)	106,167	934,589	—	—	13,709,836
Science & Technology	1,024,437	5,759,550	372,420	(811,386)	123,028	344,455	—	—	5,788,067
Short Duration Bond	2,316,872	22,654,049	1,316,280	(661,003)	273	44,473	164,525	—	23,354,072
Short Duration Credit Opportunities	1,347,604	12,974,573	446,425	(533,777)	(704)	198,718	70,231	—	13,085,235
Small Cap Growth	272,394	5,927,332	175,484	(581,955)	70,898	425,416	—	—	6,017,175
Small Cap Value	312,345	5,653,001	351,197	(1,081,786)	(96,078)	958,288	—	—	5,784,622
Strategic Equity Allocation	10,347,419	135,019,378	93,433	(7,363,174)	1,504,952	6,296,601	—	—	135,551,190
Strategic Income Opportunities	4,132,467	46,171,632	1,076,844	(1,812,897)	45,761	967,594	239,061	—	46,448,934
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. High Yield Bond	569,770	$6,327,250	$180,181	$(205,304)	$(4,923)	$112,710	$76,698	—	$6,409,914
					$3,933,067	$24,664,318	$2,458,718	—	$695,621,725
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	136,350	$1,446,974	$48,932	$(42,580)	$3,557	$(25,204)	—	—	$1,431,679
Alternative Risk Premia	311,933	2,589,044	—	—	—	(18,716)	—	—	2,570,328
Blue Chip Growth	49,360	2,926,505	266,650	(381,598)	110,431	(87,744)	—	—	2,834,244
Bond	1,789,173	30,266,801	1,286,912	(1,437,443)	(4,248)	232,354	$238,834	—	30,344,376
Capital Appreciation	56,755	1,359,431	158,607	(215,120)	22,877	6,819	—	—	1,332,614
Capital Appreciation Value	1,212,006	15,554,608	—	(1,117,816)	167,713	909,175	—	—	15,513,680
Core Bond	1,917,249	26,655,319	1,361,336	(1,291,071)	(6,777)	45,994	202,776	—	26,764,801
Disciplined Value	28,288	581,334	8,281	(73,201)	4,999	53,409	—	—	574,822
Disciplined Value International	283,702	3,539,353	92,421	(414,037)	(32,544)	349,732	—	—	3,534,925
Diversified Real Assets	1,475,048	13,400,900	—	(749,370)	(100,760)	591,909	—	—	13,142,679
Emerging Markets Debt	1,293,311	12,177,816	182,891	(448,759)	(20,096)	213,536	131,835	—	12,105,388
Emerging Markets Equity	189,359	2,698,299	9,612	(286,030)	68,529	192,807	—	—	2,683,217
Equity Income	196,339	3,593,139	98,763	(523,013)	51,230	317,907	24,006	—	3,538,026
Floating Rate Income	815,367	6,728,673	203,546	(499,133)	(13,541)	152,314	66,434	—	6,571,859
Fundamental Global Franchise	400,291	5,173,109	204,737	(558,843)	39,767	312,991	—	—	5,171,761
Fundamental Large Cap Core	59,793	3,646,634	148,301	(306,519)	22,047	97,452	—	—	3,607,915
Global Equity	398,489	5,129,976	76,064	(281,563)	43,278	148,843	—	—	5,116,598
Global Shareholder Yield	280,213	3,041,142	84,707	(238,243)	24,515	128,185	22,313	—	3,040,306
High Yield	2,710,683	9,313,038	204,224	(513,815)	(26,059)	184,720	115,651	—	9,162,108
International Dynamic Growth	87,153	1,258,341	73,855	(163,906)	26,995	51,879	—	—	1,247,164
International Growth	69,748	2,480,439	18,006	(207,835)	67,774	96,040	—	—	2,454,424
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	278,985	$3,187,485	$73,072	$(377,316)	$15,874	$247,833	—	—	$3,146,948
Mid Cap Stock	119,889	3,856,609	187,350	(699,319)	365,248	110,961	—	—	3,820,849
Mid Value	224,492	3,682,520	92,951	(445,523)	86,190	191,441	—	—	3,607,579
Short Duration Bond	1,239,270	12,665,564	574,596	(771,942)	1,947	21,678	$89,667	—	12,491,843
Short Duration Credit Opportunities	534,592	5,287,564	139,335	(314,453)	(1,153)	79,597	28,294	—	5,190,890
Small Cap Growth	79,569	1,769,536	70,953	(230,006)	28,120	119,066	—	—	1,757,669
Small Cap Value	90,574	1,709,265	93,430	(378,994)	(31,633)	285,363	—	—	1,677,431
Strategic Equity Allocation	3,101,269	41,380,562	417,851	(3,533,527)	648,949	1,712,794	—	—	40,626,629
Strategic Income Opportunities	1,608,342	18,418,818	339,256	(1,075,420)	52,002	343,106	94,334	—	18,077,762
U.S. High Yield Bond	221,349	2,516,354	60,152	(127,172)	(3,159)	44,000	30,730	—	2,490,175
					$1,612,072	$7,110,241	$1,044,874	—	$245,630,689
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	167,362	$1,749,306	$88,707	$(54,487)	$(220)	$(26,001)	—	—	$1,757,305
Alternative Risk Premia	225,268	1,869,726	—	—	—	(13,516)	—	—	1,856,210
Blue Chip Growth	22,679	1,299,712	128,382	(134,983)	6,376	2,725	—	—	1,302,212
Bond	1,259,683	20,992,250	1,121,267	(910,404)	(5,151)	166,254	$167,610	—	21,364,216
Capital Appreciation Value	780,403	9,891,639	184,678	(800,688)	68,170	645,356	—	—	9,989,155
Core Bond	1,415,920	19,414,279	1,223,555	(902,013)	(7,654)	38,081	147,029	—	19,766,248
Disciplined Value International	178,938	2,201,662	147,677	(321,883)	(16,768)	218,875	—	—	2,229,563
Diversified Real Assets	973,505	8,582,501	—	(229,539)	(26,680)	347,649	—	—	8,673,931
Emerging Markets Debt	896,023	8,281,821	349,990	(382,356)	(17,645)	154,962	92,098	—	8,386,772
Emerging Markets Equity	44,433	624,737	14,017	(72,303)	16,098	47,072	—	—	629,621
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	71,445	$1,278,593	$105,408	$(233,799)	$15,012	$122,229	$8,829	—	$1,287,443
Floating Rate Income	726,439	5,796,909	224,730	(289,532)	(10,057)	133,046	58,808	—	5,855,096
Fundamental Global Franchise	219,402	2,799,199	175,469	(334,834)	20,205	174,633	—	—	2,834,672
Fundamental Large Cap Core	26,819	1,611,717	131,659	(180,957)	12,990	42,865	—	—	1,618,274
Global Equity	277,756	3,521,753	166,755	(258,825)	20,501	116,198	—	—	3,566,382
Global Shareholder Yield	226,597	2,427,809	136,131	(231,414)	11,955	114,094	18,127	—	2,458,575
High Yield	1,877,713	6,287,532	171,385	(224,100)	(11,264)	123,117	80,056	—	6,346,670
International Dynamic Growth	27,084	382,723	25,679	(45,551)	5,284	19,438	—	—	387,573
International Growth	54,828	1,905,248	39,836	(147,088)	13,563	117,833	—	—	1,929,392
International Small Company	158,523	1,778,150	86,182	(228,932)	7,529	145,206	—	—	1,788,135
Mid Cap Stock	50,024	1,608,210	77,494	(291,106)	110,118	89,544	—	—	1,594,260
Mid Value	95,152	1,524,537	136,456	(254,016)	23,425	98,697	—	—	1,529,099
Short Duration Bond	1,134,539	11,302,799	652,950	(541,597)	427	21,576	81,627	—	11,436,155
Short Duration Credit Opportunities	396,276	3,806,933	137,719	(155,486)	(432)	59,103	20,836	—	3,847,837
Small Cap Growth	40,338	880,534	62,634	(128,220)	12,621	63,508	—	—	891,077
Small Cap Value	46,337	870,064	114,182	(259,483)	(4,040)	137,437	—	—	858,160
Strategic Equity Allocation	1,719,074	22,550,086	1,133,244	(2,522,695)	335,788	1,023,450	—	—	22,519,873
Strategic Income Opportunities	1,142,130	12,716,422	324,265	(485,558)	10,465	271,950	66,611	—	12,837,544
U.S. High Yield Bond	154,174	1,714,863	60,293	(70,184)	(1,429)	30,915	21,178	—	1,734,458
					$589,187	$4,486,296	$762,809	—	$161,275,908
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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